OTHER RESERVES (Details) - Schedule of Merger Reserve - Hedges of net investment in foreign operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Merger reserve
Beginning Balance	£ 7,766	£ 7,766	£ 7,766
Redemption of preference shares (note 41)	(3)
Ending Balance	£ 7,763	£ 7,766	£ 7,766